CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 28,751	$ 25,643	$ 16,374	$ 5,846
Bank deposits in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	24,731
Weighted average interest rate	0.22%
Bank deposits in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,441
Weighted average interest rate	1.32%
Cash in banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,579	$ 25,643